Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ (1)	$ 10